Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, Income tax	$ 6	$ 9	$ 14	$ 3
Amount reclassified from other comprehensive (loss), Cash flow hedges, net of tax	(15)	(18)	(31)	(7)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of actuarial losses	19	24	36	48
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of prior service cost	(2)	(3)	(5)	(6)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, tax	(3)	(5)	(6)	(10)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, net of tax	14	16	25	32
Total reclassifications, net of tax	(1)	(2)	(6)	24
Net sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	(8)	(7)	(12)	(5)
Cost of goods sold [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	(37)	10	(50)	13
Other, net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	12	(33)	12	(26)
Amount reclassified from other comprehensive (loss), Available-for-sale securities, before tax				(1)
Interest expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	$ 12	$ 3	$ 5	$ 8